REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
REVENUES
REVENUE

NOTE 12: REVENUES

The following table summarizes disaggregated revenue information by geographic area based upon the customer’s country of domicile:

	Three Months Ended March 31,
	2026	2025
United States	$7,645,403	$8,254,356
India	527,150	733,987
	8,172,553	8,988,343

As a practical expedient, the Company has elected not to disclose the aggregate amount of the transaction price allocated to unsatisfied performance obligations, as our contracts have an original expected duration of less than one year.

Contract Assets

Contract assets consist of work in process for unrecognized revenue. The following table summarizes the contract asset activity for the three months ended March 31, 2025 and 2026:

Balance as of January 1, 2025	$206,750
Recognition of costs on contracts where performance obligations completed during the period	(206,750)
Deferral of costs on contracts where performance obligations were not complete	$167,126
Balance as of March 31, 2025	167,126

Balance as of January 1, 2026	303,910
Recognition of costs on contracts where performance obligations completed during the period	(287,375)
Deferral of costs on contracts where performance obligations were not complete	$128,806
Balance as of March 31, 2026	$145,341

Contract Liabilities

Contract liabilities represent obligations to transfer goods or services to a customer for which the Company has received consideration in advance of performance. The following table summarizes the contract asset activity for the three months ended March 31, 2026 and 2025:

Balance as of January 1, 2025	$602,469
Recognition of revenue recorded as a contract liability as of January 1, 2025	(389,375)
Customer advance payments	759,308
Balance as of March 31, 2025	972,402

Balance as of January 1, 2026	772,013
Recognition of revenue recorded as a contract liability as of January 1, 2026	(490,756)
Customer advance payments	1,362,824
Balance as of March 31, 2026	$1,644,081

NOTE 18: REVENUE

The following table summarizes disaggregated revenue information by geographic area based upon the customer’s country of domicile:

	Year Ended December 31,
	2025	2024
United States	$33,067,961	$20,939,197
India	$2,768,848	1,713,688
	35,836,809	22,652,885

The following table summarizes disaggregated revenue information by nature of revenue and timing of revenue recognition:

	Year Ended December 31,
	2025	2024
Product revenue
Revenue recognized at a point in time (1)	$2,982,373	$—
Total product revenue	2,982,373	—
Service revenue
Revenue recognized over a period of time (2)	32,854,436	22,652,885
Total service revenue	32,854,436	22,652,885
Total revenue	$35,836,809	$22,652,885

(1)Product revenue consists of (i) sales of ConnectM-branded heat pump products to customers, including under specific distribution agreements such as with Greentech Renewables, for which revenue is recognized at a point in time when control transfers to the customer, generally upon delivery, and (ii) sales of 4G telematics hardware units with embedded software to original equipment manufacturers (“OEMs”), for which revenue is recognized at a point in time upon transfer of control in accordance with the applicable International Commercial Terms (Incoterms) described in the respective contracts.

(2)Service revenue consists of (i) installation and maintenance services for solar energy systems and HVAC solutions across customers, (ii) logistics and delivery services provided through DeliveryCircle’s proprietary Decios platform, (iii) software manpower consultancy services and software subscription services providing access to the Company’s IIoT platform, (iv) managed solutions services including human resources and payroll administration, procurement and vendor management, marketing and lead generation, and business implementation services, and (v) distributed energy and renewables services, including engineering, procurement and construction (“EPC”) activities and sale of electricity under power purchase agreements (“PPAs”) and BTS energy service agreements. Service revenue is generally recognized over time as the customer simultaneously receives and consumes the benefits of the Company’s performance.

As a practical expedient, the Company has elected not to disclose the aggregate amount of the transaction price allocated to unsatisfied performance obligations, as our contracts have an original expected duration of less than one year.

For disaggregated revenue information by reportable segment, refer to Note 19 to the accompanying consolidated financial statements.

Accounts receivable, contract assets and contract liabilities are discussed and disclosed in Note 2 to the accompanying consolidated financial statements.